SHARE-BASED COMPENSATION - Summary of Restricted Stock Unit's activity (Detail) - RSUs	12 Months Ended
Dec. 31, 2021 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested as of December 31, 2020 | shares	0
Granted | shares	6,361,724
Vested | shares	(2,413,667)
Forfeited | shares	(37,456)
Unvested as of December 31, 2021 | shares	3,910,601
Weighted average grant date fair value per share, Unvested as of December 31, 2020 | $ / shares	$ 0
Weighted average grant date fair value per share, Granted | $ / shares	9.26
Weighted average grant date fair value per share, Vested | $ / shares	9.92
Weighted average grant date fair value per share, Forfeited | $ / shares	8.5
Weighted average grant date fair value per share, Unvested as of December 31, 2021 | $ / shares	$ 8.87